OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-02363

Cornerstone Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

350 Jericho Turnpike, Suite 206 Jericho, New York	11753
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

Ultimus Fund Solutions, LLC 350 Jericho Turnpike, Suite 206 New York, NY 11753
(Name and address of agent for service)

Registrant's telephone number, including area code:     (513) 326-3597

Date of fiscal year end:         December 31, 2010

Date of reporting period:       September 30, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.91%
CLOSED-END FUNDS - 8.65%
CORE - 4.22%
Adams Express Company (The) (a)	59,400	$591,624
Royce Micro-Cap Trust, Inc.	8,200	67,650
Royce Value Trust, Inc.	8,000	97,120
		756,394
HIGH CURRENT YIELD (LEVERAGED) - 0.37%
First Trust Strategic High Income Fund	8,000	27,520
First Trust Strategic High Income Fund III	9,000	39,150
		66,670
OPTION ARBITRAGE/OPTIONS STRATEGIES - 1.06%
NFJ Dividend, Interest & Premium Strategy Fund	12,000	189,120

REAL ESTATE - 0.94%
Cohen & Steers Quality Income Realty Fund, Inc.	13,000	102,180
Cohen & Steers REIT & Preferred Income Fund, Inc.	5,000	65,550
		167,730
SECTOR EQUITY - 1.67%
Cohen & Steers Infrastructure Fund, Inc.	3,000	47,760
H&Q Life Sciences Investors	9,000	86,310
John Hancock Bank and Thrift Opportunity Fund	6,453	95,569
Petroleum & Resources Corporation (a)	3,000	69,390
		299,029
U.S. MORTGAGE - 0.39%
BlackRock Income Trust, Inc.	9,896	69,074

TOTAL CLOSED-END FUNDS		1,548,017

CONSUMER DISCRETIONARY - 9.65%
Bed Bath & Beyond, Inc. *	2,500	108,525
Comcast Corporation - Class A	2,012	36,377
Comcast Corporation - Special Class A	4,250	72,293
DIRECTV Group, Inc. (The) - Class A *	4,000	166,519
Ford Motor Company *	5,000	61,200
Gap, Inc. (The)	2,500	46,600
Home Depot, Inc. (The)	5,000	158,400
Mattel, Inc.	1,500	35,190

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (Continued)

CONSUMER DISCRETIONARY (Continued)
McDonald's Corporation	2,000	$149,020
News Corporation - Class B	2,500	37,650
NIKE, Inc. - Class B	2,500	200,350
Starbucks Corporation	2,500	63,950
Target Corporation	1,500	80,160
Time Warner, Inc.	2,666	81,713
TJX Companies, Inc. (The)	2,500	111,575
Viacom, Inc. - Class B	1,000	36,190
Walt Disney Company (The)	5,000	165,550
Yum! Brands, Inc.	2,500	115,150
		1,726,412
CONSUMER STAPLES - 11.09%
Altria Group, Inc.	5,000	120,100
Coca-Cola Company (The)	5,000	292,600
Coca-Cola Enterprises	2,500	77,500
Colgate-Palmolive Company	1,000	76,860
ConAgra Foods, Inc.	2,500	54,850
General Mills, Inc.	3,000	109,620
H.J. Heinz Company	2,700	127,899
PepsiCo, Inc.	2,000	132,880
Philip Morris International, Inc.	3,500	196,070
Procter & Gamble Company (The)	6,472	388,126
Sara Lee Corporation	2,500	33,575
Wal-Mart Stores, Inc.	7,000	374,640
		1,984,720
ENERGY - 9.76%
Chevron Corporation	3,500	283,675
Conocophillips	2,500	143,575
El Paso Corporation	5,000	61,900
EOG Resources, Inc.	1,000	92,970
Exxon Mobil Corporation	8,000	494,320
Halliburton Company	2,500	82,675
Occidental Petroleum Corporation	4,000	313,200
Schlumberger Ltd.	3,000	184,830
Southwestern Energy Company *	1,500	50,160
Williams Companies, Inc.	2,000	38,220
		1,745,525
FINANCIALS - 12.75%
AFLAC, Inc.	1,500	77,565
American Express Company	2,000	84,060
Bank of America Corporation	16,521	216,590
BB&T Corporation	2,000	48,160
Capital One Financial Corporation	2,500	98,875

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (Continued)

FINANCIALS (Continued)
Chubb Corporation (The)	1,000	$56,990
Citigroup, Inc. *	24,000	93,600
Discover Financial Services	1,000	16,680
Franklin Resources, Inc.	1,000	106,900
Goldman Sachs Group, Inc. (The)	1,500	216,870
Hudson City Bancorp, Inc.	2,500	30,650
JPMorgan Chase & Company	12,200	464,455
KeyCorp	2,500	19,900
M&T Bank Corporation	1,000	81,810
Marsh & McLennan Companies, Inc.	4,000	96,480
MetLife, Inc.	1,500	57,675
Morgan Stanley	2,000	49,360
PNC Financial Services Group, Inc.	1,000	51,910
Prudential Financial, Inc.	1,500	81,270
SunTrust Banks, Inc.	1,500	38,745
Travelers Companies, Inc. (The)	3,092	161,093
U.S. Bancorp	3,500	75,670
Unum Group	2,500	55,375
		2,280,683
HEALTH CARE - 10.90%
Abbott Laboratories	3,000	156,720
Allergan, Inc.	1,000	66,530
Amgen, Inc. *	3,000	165,330
Bristol-Myers Squibb Company	4,000	108,440
Celgene Corporation *	1,000	57,610
Cigna Corporation	3,000	107,340
Eli Lilly & Company	2,500	91,325
Express Scripts, Inc. *	2,400	116,880
Gilead Sciences, Inc. *	2,000	71,220
Johnson & Johnson	5,500	340,780
McKesson Corporation	2,500	154,450
Medco Health Solutions, Inc. *	1,000	52,060
Medtronic, Inc.	4,500	151,110
Merck & Company, Inc.	2,500	92,025
Pfizer, Inc.	6,462	110,953
Stryker Corporation	1,000	50,050
WellPoint, Inc. *	1,000	56,640
		1,949,463
INDUSTRIALS - 9.76%
3M Company	1,500	130,065
Danaher Corporation	2,000	81,220
Deere & Company	1,500	104,670
Emerson Electric Company	2,500	131,650

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (Continued)

INDUSTRIALS (Continued)
FedEx Corporation	1,500	$128,250
General Dynamics Corporation	1,000	62,810
General Electric Company	24,000	390,000
Lockheed Martin Corporation	2,500	178,200
Precision Castparts Corporation	1,000	127,350
Republic Services, Inc.	1,125	34,301
Union Pacific Corporation	2,500	204,500
United Parcel Service, Inc. - Class B	1,000	66,690
United Technologies Corporation	1,500	106,845
		1,746,551
INFORMATION TECHNOLOGY - 18.17%
Agilent Technologies, Inc. *	2,500	83,425
AOL, Inc. *	242	5,990
Apple, Inc. *	2,000	567,500
Cisco Systems, Inc. *	10,000	219,000
Cognizant Technology Solutions Corporation - CLASS A *	1,500	96,705
Corning, Inc.	3,000	54,840
eBay, Inc. *	2,500	61,000
EMC Corporation *	3,000	60,930
Google, Inc. - Class A *	1,000	525,790
Hewlett-Packard Company	5,000	210,350
Intel Corporation	11,000	211,530
International Business Machines Corporation	2,200	295,108
Intuit, Inc. *	2,500	109,525
Micron Technology, Inc. *	2,000	14,420
Microsoft Corporation	14,000	342,860
Oracle Corporation	12,600	338,310
Texas Instruments, Inc.	2,000	54,280
		3,251,563
MATERIALS - 3.43%
Air Products & Chemicals, Inc.	1,500	124,230
E.I. Du Pont de Nemours & Company	4,800	214,176
Freeport-McMoRan Copper & Gold, Inc.	2,500	213,475
Newmont Mining Corporation	1,000	62,810
		614,691
REAL ESTATE INVESTMENT TRUST - 0.01%
Simon Property Group, Inc.	16	1,484

TELECOMMUNICATION SERVICES - 2.65%
AT&T, Inc.	11,089	317,145
Centurytel, Inc.	4,000	157,840
		474,985

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (Continued)

UTILITIES - 3.09%
Consolidated Edison, Inc.	1,000	$48,220
Dominion Resources, Inc.	2,000	87,320
Duke Energy Corporation	6,600	116,886
NiSource, Inc.	2,500	43,500
Southern Company (The)	3,500	130,340
Xcel Energy, Inc.	5,500	126,335
		552,601

TOTAL EQUITY SECURITIES (cost - $17,852,099)		17,876,695

SHORT-TERM INVESTMENT - 0.45%
MONEY MARKET FUND - 0.45%
JPMorgan U.S. Government Money Market Fund (cost - $79,989)	79,989	79,989

TOTAL INVESTMENTS - 100.36% (cost - $17,932,088)		17,956,684

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.36)%		(64,293)

NET ASSETS - 100.00%		$17,892,391

(a) Affiliated investment.  Of its net assets the Fund holds 3.31% and 0.39% of Adams Express Company and Petroleum & Resources Corporation, respectively. A director of the Fund also serves as a director to such companies. During the nine months ended September 30, 2010 there were additional purchases of 3,000 shares of Petroleum & Resources Corporation with a cost of $63,070. There were no purchases of Adams Express Company and there were no sales for either of these securities.

* Non-income producing security.

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2010 (UNAUDITED)

Federal Income Tax Cost: At September 30, 2010 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $17,932,088, $1,948,997, $(1,924,401) and $24,596 respectively.

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

Valuation Inputs	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 - Quoted Prices
Equity Investments	$17,876,695	$-
Short-Term Investments	79,989	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$17,956,684	$-
* Other financial instruments include futures, forwards and swap contracts.

During the period ended September 30, 2010, the Fund did not have any significant transfers in and out of Level 1 or Level 2.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2010.

Recent Accounting Pronouncement: In January 2010, the FASB Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009 and have been reflected herein while other required disclosures are effective for fiscal years beginning after December 15, 2010,  and for interim periods within those fiscal years. Management has evaluated the impact ASU No. 2010-06 and has determined that it is not expected to have a significant impact on its financial statement disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio.  For the nine months ended September 30, 2010, the Fund did not engage in derivative instruments and other hedging activities.

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the Schedule of Investments.

Securities valuation policies and other investment related disclosures are herby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on September 2, 2010 with a file number 811-02363.

Other information regarding the Fund is available in the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission on the Form N-CSR on September 2, 2010, file number 811-02363.  This information is also available to registered shareholders by calling (800) 937-5449.  For general inquiries, please call (513) 326-3597.  This information is also available on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2.  Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman (Principal Executive Officer)

Date	November 12, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman (Principal Executive Officer)

Date	November 12, 2010

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	November 12, 2010

* Print the name and title of each signing officer under his or her signature.